Expenses by Nature	12 Months Ended
Dec. 31, 2023
Expenses by Nature [Abstract]
Expenses by nature
31.	Expenses by nature

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Employee benefit expense	$14,136,901	$12,195,089	$11,929,425
Outsourcing charges	9,693,009	6,401,995	9,261,580
Professional services expenses	7,352,785	5,229,184	1,171,977
Change in inventory of finished goods	5,337,118	7,266,283	16,790,457
Expected credit loss	12,153,098	-	404,210
Insurance expenses	1,548,512	862,649	25,300
Amortization expenses on intangible assets	726,031	1,687,618	2,361,009
Depreciation expenses on property, plant and equipment	507,026	5,897,753	6,351,561
Depreciation expenses on right-of-use asset	15,937	40,414	34,438
Share listing expenses	-	70,104,989	-
Others	2,481,689	1,437,146	1,987,959
	$53,952,106	$111,123,120	$50,317,916

Capital reorganization

Any excess of the fair value of the Company’s share issued considering a fair value of the Gorilla Ordinary Shares of $10.6 per share (price of Gorilla’s Ordinary Shares at the Closing Date) over the fair value of Global’s identifiable net assets acquired represents compensation for the service of a share exchange listing for its shares and is expensed as incurred.

Year ended
December 31, 2022
Fair value of equity consideration issued by the Company
Market value of 9,492,875 ordinary shares ($10.6 per share) (or 949,288 ordinary shares at $106.00 per share reflective of the 10-to-1 reverse stock split effective April 15, 2024)	$100,624,475
Fair value of Global net assets acquired
Net cash proceeds from Global	$32,324,004
Warrant acquired	(2,495,243)
Others	690,725
$30,519,486

Charge for listing services	$70,104,989